CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

                                   SUPPLEMENT
                              DATED AUGUST 31, 2010

                                       TO

                       MEMBERS(R) CHOICE VARIABLE ANNUITY

        PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED AS OF JUNE 28, 2010

This supplement updates the prospectus for the variable annuity contract listed above, and contains information that you should read and maintain for future reference.

REVISED "FINANCIAL HIGHLIGHTS" SECTION

The fourth row on Page A-2 is deleted and replaced with the following:

------------------------------------------------------------------------------------
Ultra Series Mid Cap Class I*****
  2000                                $21.08 *     $18.30     (13.20)%**      11,185
  2001                                 18.30        12.50     (31.68)%        57,227
  2002                                 12.50         9.23     (26.14)%        86,417
  2003                                  9.23        12.19      31.96%        207,768
  2004                                 12.19        13.66      12.11%        156,220
  2005                                 13.66        14.70       7.56%        283,769
  2006                                 14.70        16.19      10.19%        556,952
  2007                                 16.19        17.35       7.16%        555,994
  2008                                 17.35         9.11     (47.51)%       429,909
  2009                                  9.11        13.26      45.60%        349,681
------------------------------------------------------------------------------------

The following footnote is deleted and replaced with the following:

*****Effective as of the close of business on April 30, 2010, the Ultra Series Mid Cap Growth, Ultra Series Small Cap Growth and Ultra Series Global Securities Subaccounts merged into the Ultra Series Mid Cap Value, Ultra Series Small Cap Value and Ultra Series International Stock Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and Ultra Series Small Cap Value Subaccounts changed their names to Ultra Series Mid Cap and Ultra Series Small Cap Subaccounts, respectively. Performance for the Ultra Series Mid Cap Subaccount prior to May 1, 2010 reflects the performance of its accounting predecessor, the Ultra Series Mid Cap Growth Subaccount. The unit value information has been restated to reflect the conversion ratio of 0.47429336.

                                *       *       *

If you have any questions, please call us at 1-800-798-5500 or write us at 2000 Heritage Way, Waverly, Iowa 50677.

10001805-0810